N-14 8C/A as filed with the Securities and Exchange Commission on
                                                               November 29, 2006



                                              Securities Act File No. 333-138925
                                       Investment Company Act File No. 811-10573
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. 1
                        Post-Effective Amendment No. [__]
                        (Check appropriate box or boxes)

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                  Alliance National Municipal Income Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 221-5672
                        (Area Code and Telephone Number)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

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                                 EMILIE D.WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and Address of Agent for Service)

                            Copies of communications
                             to: Kathleen K. Clarke
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005
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                  Approximate Date Of Proposed Public Offering:
             As soon as practicable after the Registration Statement
               becomes effective under the Securities Act of 1933.
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        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933:

                                    Proposed        Proposed
  Title of                          Maximum          Maximum          Amount
Securities           Amount         Offering        Aggregate           of
  Being              Being          Price per       Offering        Registration
Registered         Registered(1)      Unit           Price             Fee(2)

Common Shares,     11,145,261        $15.15(1)    $168,850,704(1)      $18,067
Series
($.001 par value)

Preferred               1,200       $25,000        $30,000,000          $3,210
Shares,
Series M
($.001 par value)

Preferred               1,200       $25,000        $30,000,000          $3,210
Shares,
Series W
($.001 par value)

Preferred               1,200       $25,000        $30,000,000          $3,210
Shares,
Series TH
($.001 par value)

1. Estimated solely for the purpose of calculating the filing fee in accordance with Rule 457(f) under the Securities Act of 1933, as amended.
2. Previously paid by wire transfer to the SEC's account at Mellon Bank in Pittsburgh, Pennsylvania in connection with the original registration statement filed on November 22, 2006.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.


                  ALLIANCE NATIONAL MUNICIPAL INCOME FUND, INC.

                  CONTENTS OF FORM N-14 REGISTRATION STATEMENT

                                Explanatory Note


This amendment is being filed solely to make the following revisions to the Registration Statement filed on Form N-14 8C on November 22, 2006:

1. Under the "Summary" portion of the Registration Statement, under the subheading "Comparison of Total Expenses Ratios," the third table under that section is revised to read follows:

                                       Net                Gross
                                  Expense Ratio        Expense Ratio
     ----------------------------------------------------------------------

     ACM Municipal Securities         1.43%               1.61%
     Alliance National Municipal      0.98%               1.38%
     Combined Fund                    0.97% (pro forma)   1.38% (pro forma)
     ----------------------------------------------------------------------


2. Under Appendix G, the following replaces in its entirety the tabular data in that Appendix:

                                   FYE: 10/31

 Alliance                                                (Discount) or
 National                          Corresponding           Premium to
 Municipal     Sales Price         Net Asset Value      Net Asset Value
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  Quarter
   Ended      High       Low       High      Low        High       Low
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01/31/04     $14.60    $13.51    $15.60    $14.92    (6.41)%    (9.45)%
04/30/04     $14.86    $13.34    $16.04    $14.91    (7.36)%   (10.53)%
07/31/04     $13.56    $12.62    $14.95    $14.61    (9.30)%   (13.62)%
10/31/04     $14.24    $13.56    $15.46    $14.95    (7.89)%    (9.30)%
01/31/05     $14.37    $13.67    $15.74    $15.10    (8.70)%    (9.47)%
04/30/05     $14.58    $14.01    $15.79    $15.33    (7.66)%    (8.61)%
07/31/05     $15.17    $14.30    $15.68    $15.51    (3.25)%    (7.80)%
10/31/05     $15.69    $14.66    $15.67    $15.41      0.13%    (4.87)%
01/31/06     $15.94    $14.63    $15.59    $15.23      2.25%    (3.94)%
04/30/06     $16.17    $15.41    $15.47    $15.49      4.52%    (0.52)%
07/31/06     $16.06    $15.12    $15.38    $15.14      4.42%    (0.13)%
10/31/06     $17.02    $15.09    $15.54    $15.58      9.52%    (3.15)%


                                   FYE: 10/31


    ACM                                                  (Discount) or
 Municipal                          Corresponding          Premium to
Securities      Sales Price        Net Asset Value      Net Asset Value
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  Quarter
   Ended      High       Low       High       Low       High       Low
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01/31/04     $ 12.45   $11.47    $11.46    $10.98      8.64%      4.46%
04/30/04     $ 12.70   $11.39    $11.42    $11.02     11.21%      3.36%
07/31/04     $ 11.64   $10.60    $10.98    $10.69      6.01%    (0.84)%
10/31/04     $ 12.47   $11.64    $11.26    $10.98     10.75%      6.01%
01/31/05     $ 12.10   $10.34    $11.21    $11.33      7.94%    (8.74)%
04/30/05     $ 10.96   $10.05    $11.69    $11.20    (6.24)%   (10.27)%
07/31/05     $ 11.07   $10.21    $11.45    $11.35    (3.32)%   (10.04)%
10/31/05     $ 11.35   $10.18    $11.41    $11.25    (0.53)%    (9.51)%
01/31/06     $ 10.83   $10.06    $11.30    $11.21    (4.16)%   (10.26)%
04/30/06     $ 11.10   $10.29    $11.26    $11.07    (1.42)%    (7.05)%
07/31/06     $ 10.79   $ 9.97    $11.00    $10.92    (1.91)%    (8.70)%
10/31/06     $ 10.96   $10.32    $11.37    $11.14    (3.61)%    (7.36)%

All other portions of the Prospectus/Proxy Statement, Statement of Additional Information and Part C (including signature pages and exhibits) are incorporated by reference from the initial registration statement (File No. 333-138925) filed on November 22, 2006.

Please feel free to contact me at 202-737-8833 with any questions.

Regards,


Michelle C. Roberts, Esq.

/s/ Michelle C. Roberts